Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Current liabilities: derivative instruments	$ (3,287)	$ (3,534)
Long-term liabilities: derivative instruments	(3,936)	(3,511)
Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Current liabilities: derivative instruments	(3,287)	(3,534)
Long-term liabilities: derivative instruments	$ (3,936)	$ (3,511)